Sources of finance	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Sources of finance

10. Sources of finance

The following table summarises the equity and debt financing of the Group, and changes during the year:

		Shares		Debt
	2017 £m	2016 £m	2017 £m	2016 £m
Analysis of changes in financing
Beginning of year	695.4	668.2	6,033.1	5,157.4
Ordinary shares issued	6.4	27.2	–	–
Net increase/(decrease) in drawings on bank loans and corporate bonds	–	–	599.6	(22.5)
Amortisation of financing costs included in net debt	–	–	8.0	9.0
Debt acquired	–	–	–	144.4
Other movements	–	–	(6.9)	(13.1)
Exchange adjustments	–	–	(152.5)	757.9
End of year	701.8	695.4	6,481.3	6,033.1

Note

The table above excludes bank overdrafts which fall within cash and cash equivalents for the purposes of the consolidated cash flow statement.

Shares

At 31 December 2017, the Company’s share base was entirely composed of ordinary equity share capital and share premium of £701.8 million (2016: £695.4 million), further details of which are disclosed in note 26.

Debt

US$ bonds The Group has in issue $812 million of 4.75% bonds due November 2021, $500 million of 3.625% bonds due September 2022, $750 million of 3.75% bonds due September 2024, $300 million of 5.125% bonds due September 2042 and $500 million of 5.625% bonds due November 2043.

Eurobonds The Group has in issue €252 million of 0.43% bonds due March 2018, €600 million of 0.75% bonds due November 2019, €750 million of 3% bonds due November 2023, €750 million of 2.25% bonds due September 2026 and €600 million of 1.625% bonds due March 2030. In May 2017, the Group issued €250 million of Floating Rate Notes carrying a coupon of 3m EURIBOR + 0.32% due May 2020.

In March 2018, the Group issued €500 million of 1.375% bonds due March 2025 and €250 million of Floating Rate Notes carrying a coupon of 3m EURIBOR + 0.45% due March 2022.

Sterling bonds The Group has in issue £200 million of 6.375% bonds due November 2020 and £400 million of 2.875% bonds due September 2046.

Revolving Credit Facility The Group has a five-year Revolving Credit Facility of $2.5 billion due July 2021. The Group’s borrowing under these facilities, which are drawn down predominantly in US dollars and pounds sterling, averaged the equivalent of $715 million in 2017. The Group has a A$520 million Revolving Credit Facility due April 2019. The Group’s borrowings under the Australian dollar facilities which were drawn down in Australian dollars and New Zealand dollars, averaged the equivalent of A$412 million in 2017. The Group had available undrawn committed credit facilities of £1,163.8 million at December 2017 (2016: £2,122.3 million).

Borrowings under the $2.5 billion Revolving Credit Facility are governed by certain financial covenants based on the results and financial position of the Group. Borrowings under the A$520 million Revolving Credit Facility are governed by certain financial covenants based on the results and financial position of WPP AUNZ.

US Commercial Paper Program

The Group operates a commercial paper program using its Revolving Credit Facility as a backstop. The average commercial paper outstanding in 2017 was $860.0 million. The US Commercial Paper outstanding at 31 December 2017 was $1,069 million.

The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	2017 £m	2016 £m
Within one year	(391.7)	(582.9)
Between one and two years	(896.3)	(389.5)
Between two and three years	(584.3)	(893.0)
Between three and four years	(1,537.8)	(369.1)
Between four and five years	(487.9)	(812.9)
Over five years	(4,519.1)	(5,144.7)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(8,417.1)	(8,192.1)
Short-term overdrafts – within one year	(393.2)	(534.3)
Future anticipated cash flows	(8,810.3)	(8,726.4)
Effect of discounting/financing rates	1,935.8	2,159.0
Debt financing	(6,874.5)	(6,567.4)

Analysis of fixed and floating rate debt by currency including the effect of interest rate and cross-currency swaps:

2017 Currency		£m	Fixed rate[1]	Floating basis	Period (months)[1]
$	– fixed	1,146.1	4.62%	n/a	199
	– floating	1,760.9	n/a	LIBOR	n/a
£	– fixed	600.0	4.04%	n/a	245
€	– fixed	2,623.9	1.85%	n/a	80
	– floating	222.2	n/a	EURIBOR	n/a
Other		128.2	n/a	n/a	n/a
		6,481.3

2016 Currency		£m	Fixed rate[1]	Floating basis	Period (months)[1]
$	– fixed	1,255.6	4.62%	n/a	212
	– floating	1,063.1	n/a	LIBOR	n/a
£	– fixed	800.0	4.53%	n/a	193
	– floating	200.0	n/a	LIBOR	n/a
€	– fixed	2,521.9	1.85%	n/a	93
Other		192.5	n/a	n/a	n/a
		6,033.1

Note

[1]	Weighted average. These rates do not include the effect of gains on interest rate swap terminations that are written to income over the life of the original instrument.

The following table is an analysis of future anticipated cash flows in relation to the Group’s financial derivatives, which include interest rate swaps, cash flow hedges and other foreign exchange swaps:

	Financial liabilities		Financial assets
2017	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	97.8	96.7	123.7	128.8
Between one and two years	21.4	20.1	38.6	38.8
Between two and three years	20.5	18.8	39.5	38.6
Between three and four years	20.7	18.6	851.7	851.0
Between four and five years	523.5	521.1	–	–
Over five years	–	–	–	–
	683.9	675.3	1,053.5	1,057.2

	Financial liabilities		Financial assets
2016	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	183.2	183.0	282.5	302.2
Between one and two years	19.2	20.6	51.7	55.4
Between two and three years	18.8	18.1	57.5	58.5
Between three and four years	20.0	18.1	61.2	60.5
Between four and five years	20.7	18.1	1,687.3	1,686.1
Over five years	521.3	518.1	–	–
	783.2	776.0	2,140.2	2,162.7